LICENSE AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 15 – LICENSE AGREEMENTS

As of September 30, 2023, the Company has entered into nine license and supply agreements, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized. No royalty revenues have been received through September 30, 2023 under any of these agreements.

NOTE 17 – LICENSE AGREEMENTS

During the years ended December 31 2022 and 2021 the Company entered into three and six license and supply agreements, respectively, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized. No royalty revenues have been received through December 31, 2022 under any of these agreements.